Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
C000006724 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (4.25%)
Average Annual Return, Percent		4.09%	0.42%	1.05%
C000006724 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A without sales charge
Account Value		$ 11,101	$ 11,101	$ 11,101	$ 10,211	$ 10,499	$ 11,902	$ 11,284	$ 10,408	$ 9,566	$ 9,768	$ 9,844	$ 9,368	$ 9,575
Average Annual Return, Percent		8.71%	1.30%	1.49%
C000006726 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[1]	4.02%	0.20%	0.74%
C000006726 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B without sales charge
Account Value		$ 10,768	$ 10,768	$ 10,768	9,969	10,331	11,803	11,272	10,481	9,702	9,974	10,129	9,708	10,000
Average Annual Return, Percent		8.02%	0.54%	0.74%
C000006727 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[2]	6.85%	0.45%	0.63%
C000006727 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C without sales charge
Account Value		$ 10,649	$ 10,649	$ 10,649	9,874	10,242	11,711	11,204	10,414	9,650	9,940	10,104	9,695	10,000
Average Annual Return, Percent		7.85%	0.45%	0.63%
C000006728 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		I without sales charge
Account Value		$ 11,746	$ 11,746	$ 11,746	10,775	11,080	12,552	11,886	10,943	10,044	10,239	10,304	9,791	10,000
Average Annual Return, Percent		9.01%	1.43%	1.62%
C000006730 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Account Value		$ 10,651	$ 10,651	$ 10,651	9,871	10,235	11,704	11,195	10,424	9,658	9,939	10,104	9,694	10,000
Average Annual Return, Percent		7.91%	0.43%	0.63%
C000006732 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Account Value		$ 11,206	$ 11,206	$ 11,206	10,340	10,665	12,140	11,554	10,680	9,859	10,093	10,209	9,747	10,000
Average Annual Return, Percent		8.38%	0.97%	1.15%
C000006733 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Account Value		$ 11,484	$ 11,484	$ 11,484	10,563	10,876	12,345	11,724	10,821	9,956	10,176	10,256	9,779	10,000
Average Annual Return, Percent		8.72%	1.20%	1.39%
C000006725 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Account Value		$ 11,764	$ 11,764	$ 11,764	10,792	11,079	12,541	11,876	10,933	10,043	10,239	10,304	9,800	10,000
Average Annual Return, Percent		9.01%	1.48%	1.64%
C000126364 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Account Value		$ 11,885	$ 11,885	$ 11,885	10,898	11,177	12,648	11,961	11,007	10,095	10,283	10,337	9,815	10,000
Average Annual Return, Percent		9.05%	1.55%	1.74%
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 11,593	$ 11,593	$ 11,593	10,487	10,450	12,393	12,453	11,727	10,517	10,737	10,641	10,196	10,000
Average Annual Return, Percent	[3],[4]	10.55%	(0.23%)	1.49%
Bloomberg U S Treasury Inflation Protected Securities Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Treasury Inflation Protected Securities Index
Account Value		$ 12,510	$ 12,510	$ 12,510	$ 11,518	$ 11,602	$ 13,106	$ 12,240	$ 11,220	$ 10,297	$ 10,426	$ 10,438	$ 9,858	$ 10,000
Average Annual Return, Percent	[3],[4]	8.61%	2.20%	2.26%

[1]	Assuming redemption at the end of the applicable period.
[2]	Assuming redemption at the end of the applicable period.
[3]	Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Treasury Inflation Protected Securities Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg U.S. Treasury Inflation Protected Securities Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
[4]	Source: FactSet Research Systems Inc.